Commitments (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Operating	$ 49.1
Gas processing	550.3
Transportation	199.7
Capital	7.3
Total contractual commitments	806.4
Sublease income	18.1
1 year
Disclosure of maturity analysis of operating lease payments [line items]
Operating	11.7
Gas processing	64.6
Transportation	43.3
Capital	7.3
Total contractual commitments	126.9
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	15.7
Gas processing	105.4
Transportation	74.8
Capital	0.0
Total contractual commitments	195.9
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	9.8
Gas processing	88.5
Transportation	41.5
Capital	0.0
Total contractual commitments	139.8
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	11.9
Gas processing	291.8
Transportation	40.1
Capital	0.0
Total contractual commitments	$ 343.8